Balance Sheets (Parenthetical) - $ / shares	May 31, 2024	May 09, 2024	Nov. 30, 2023	Jul. 18, 2023	Nov. 30, 2022
Ordinary shares redemption price per share			$ 10.15
Preferred stock, par value	$ 0.0001		$ 0.0001		$ 0.0001
Preferred stock, shares authorized	1,000,000		1,000,000		1,000,000
Preferred stock, shares issued	0		0		0
Preferred stock, shares outstanding	0		0		0
Common Class A [Member]
Ordinary shares possible redemption	4,663,957	2,831,713	7,495,670	4,004,330	11,500,000
Ordinary shares redemption price per share	$ 11.49		$ 11.07		$ 10.27
Common stock, par value	$ 0.0001		$ 0.0001		$ 0.0001
Common stock, shares authorized	479,000,000		479,000,000		479,000,000
Common stock shares, issued	532,500		532,500		532,500
Common stock shares, outstanding	532,500		532,500		532,500
Common Class B [Member]
Common stock, par value	$ 0.0001		$ 0.0001		$ 0.0001
Common stock, shares authorized	20,000,000		20,000,000		20,000,000
Common stock shares, issued	2,875,000		2,875,000		2,875,000
Common stock shares, outstanding	2,875,000		2,875,000		2,875,000